Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of financial liabilities activity by maturity

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	221,304	—	41	—	221,345
Between 1 and 5 years	1,042,938	197,556	5,783	71,011	1,317,288
More than 1 year	1,264,242	197,556	5,824	71,011	1,538,633
Less than 1 year	68,941	—	22,855	65,851	157,647
At January 1, 2023	1,333,183	197,556	28,679	136,862	1,696,280

New loans	2,124,850	—	2,312	569,277	2,696,439
Scheduled repayments	(72,644)	—	(21,311)	(544,856)	(638,811)
Early repayments	(2,861,080)	—	—	—	(2,861,080)
Remeasurement	—	—	27,158	—	27,158
Other changes	4,050	4,396	—	(346)	8,100
Translation differences	—	—	18	2,609	2,627
Balance at December 31, 2023	528,359	201,952	36,856	163,546	930,713

More than 5 years	30,203	—	206	52,337	82,746
Between 1 and 5 years	332,032	198,219	3,157	18,911	552,319
More than 1 year	362,235	198,219	3,363	71,248	635,065
Less than 1 year	166,124	3,733	33,493	92,298	295,648
Balance at December 31, 2023	528,359	201,952	36,856	163,546	930,713

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	30,203	—	206	52,337	82,746
Between 1 and 5 years	332,032	198,219	3,157	18,911	552,319
More than 1 year	362,235	198,219	3,363	71,248	635,065
Less than 1 year	166,124	3,733	33,493	92,298	295,648
At January 1, 2024	528,359	201,952	36,856	163,546	930,713

New loans	1,971,542	—	332	750,983	2,722,857
Scheduled repayments	(177,638)	—	(33,604)	(377,540)	(588,782)

Early repayments	(999,690)	—	—	—	(999,690)
Acquisitions through business combinations (Note 26)	332,529	—	1,500	234,491	568,520
Other changes	(1,429)	668	(171)	(4,057)	(4,989)
Disposals through sale of subsidiary	—	—	(1,137)	—	(1,137)
Translation differences	(867)	—	(32)	(4,338)	(5,237)
Balance at December 31, 2024	1,652,806	202,620	3,744	763,085	2,622,255

More than 5 years	360,928	—	184	528,109	889,221
Between 1 and 5 years	1,089,941	198,887	1,267	139,252	1,429,347
More than 1 year	1,450,869	198,887	1,451	667,361	2,318,568
Less than 1 year	201,937	3,733	2,293	95,724	303,687
Balance at December 31, 2024	1,652,806	202,620	3,744	763,085	2,622,255
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2023
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	730,311	837,126	217,328	587,681	32,117
Other borrowings (Note 17)	163,546	214,641	99,058	40,363	75,220
Lease liabilities (Note 17)	36,856	37,732	33,806	3,651	276
Current trade and other payables * (Note 19)	106,613	106,613	106,613	—	—
	1,037,326	1,196,112	456,805	631,694	107,613

Derivative financial liabilities
Interest rate swaps (Note 19)	146	(9)	(876)	797	70
	146	(9)	(876)	797	70

	Contractual cash flows December 31, 2024
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	1,855,426	2,429,845	313,873	1,603,373	512,598
Other borrowings (Note 17)	763,085	1,111,977	143,799	292,668	675,510
Lease liabilities (Note 17)	3,744	4,138	2,397	1,517	224
Current trade and other payables * (Note 19)	52,073	52,073	52,073	—	—
	2,674,328	3,598,033	512,143	1,897,558	1,188,332

* Deferred income and VAT payables (included in other payables) (see Note 19), which are not financial liabilities, are not included.

Schedule of interest-bearing loans and borrowings
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				December 31, 2024			December 31, 2023
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured Revolving loan 80M	EUR	SOFR + CAS + 1.45%	2026	83,112	27,500	27,505	88,400	—	(66)
Secured FSO loan 161.1M	USD	SOFR + 2.15%	2030	148,727	148,727	147,464	124,809	124,809	123,728
Secured vessels loan Refi - Revolving loan 1,341M*	USD	SOFR + 2.30% - 2.90%	2028	995,207	750,000	743,637	725,000	—	(8,398)
Secured vessels loan Refi - Transition facility 375.0M	USD	SOFR + 2.30% - 2.90%	2025	—	—	—	368,225	368,225	365,662
Secured vessels loan Refi - Newbuild facility 190.0M	USD	SOFR + 2.30% - 2.90%	2028	—	—	—	47,500	47,500	47,433
Secured vessels loan 129.75M	USD	SOFR + 1.28% - 1.73%	2038	25,950	25,950	26,102	—	—	—
Secured vessels Revolving loan 182.5M*	USD	SOFR + 2.20% - 2.80%	2029	169,500	167,250	165,691	—	—	—
Credit Line Belfius Windcat EUR 1.25M	EUR	SOFR + 1.83%	—	1,299	1,299	1,299	—	—	—
Credit Line KBC Windcat EUR 1.25M	EUR	SOFR + 2.40%	—	1,299	1,299	1,299	—	—	—
Loan BNPPF EUR 151.2M	EUR	Euribor + 1.00%	2038	86,925	86,925	87,510	—	—	—
Loan CEXIM I 152M	USD	SOFR + 2.06%	2036	72,504	72,504	70,309	—	—	—
Loan CEXIM II 280M	USD	SOFR + 2.06%	2035	189,216	189,216	183,163	—	—	—
Loan CEXIM III 224M	USD	SOFR + 2.06%	2038	115,733	115,733	112,330	—	—	—
Loan KBC/Belfius Windcat EUR 78M	EUR	Euribor + 3.25%	2027	49,426	43,921	43,623	—	—	—
Loan SocGen EUR 154.7M	EUR	Euribor + 1.00% Euribor + 0.90%	2037 2039	34,276	34,276	34,634	—	—	—
Loan SocGen EUR 8.8M	EUR	Euribor + 1.10%	2033	8,228	8,228	8,240	—	—	—
Loan KfW 41.8M	USD	SOFR + 2.00%	2033	—	—	—	—	—	—
Total interest-bearing bank loans				1,981,402	1,672,828	1,652,806	1,353,934	540,534	528,359
* The total amount available under the revolving loan Facilities depends on the total value of the fleet of tankers securing the facility.

(in thousands of USD)				December 31, 2024			December 31, 2023
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	6.25%	2026	200,000	200,000	202,620	200,000	200,000	201,952
Total other notes				200,000	200,000	202,620	200,000	200,000	201,952

Schedule of future lease payments for leaseback agreement
The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2024	December 31, 2023

Less than one year	31,701	4,547
Between one and five years	141,251	19,130
More than five years	531,385	52,828
Total future lease payables	704,337	76,505

The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2024	December 31, 2023
Less than 1 year	—	30,495
Between 1 and 5 years	—	—
Total future lease payments	—	30,495

Schedule of reconciliation of liabilities and equity to cash flows arising from financing activities
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2022	1,205,148	263,920	204,061	39,051	1,941,697	2,849	(164,104)	180,140	3,672,762

Changes from financing cash flows
Proceeds from loans and borrowings	1,038,450	—	—	—	—	—	—	—	1,038,450
Proceeds from issue of other borrowings	—	—	231,845	—	—	—	—	—	231,845
Proceeds from transfer of treasury shares	—	—	—	—	—	—	1,080	—	1,080
Repayment of sale and leaseback agreement	—	—	(22,667)	—	—	—	—	—	(22,667)
Transaction costs related to loans and borrowings	(5,871)	—	—	—	—	—	—	—	(5,871)
Repayment of borrowings	(909,470)	(67,200)	—	—	—	—	—	—	(976,670)
Repayment of commercial paper	—	—	(279,314)	—	—	—	—	—	(279,314)
Repayment of lease liabilities	—	—	—	(25,527)	—	—	—	—	(25,527)
Dividend paid	—	—	—	—	(24,213)	—	—	—	(24,213)
Total changes from financing cash flows	123,109	(67,200)	(70,136)	(25,527)	(24,213)	—	1,080	—	(62,887)

Other changes
Liability-related
Amortization of transaction costs	4,926	865	—	—	—	—	—	—	5,791
Amortization of above par issuance	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance	—	28	—	—	—	—	—	—	28
New leases	—	—	—	14,060	—	—	—	—	14,060
Interest expense (Note 6)	—	—	8,809	1,237	—	—	—	—	10,046
Translation differences	—	—	(5,873)	(142)	—	—	—	—	(6,015)
Total liability-related other changes	4,926	836	2,936	15,155	—	—	—	—	23,853

Total equity-related other changes (Note 15)	—	—	—	—	—	30,180	—	205,836	236,016

Balance at December 31, 2022	1,333,183	197,556	136,861	28,679	1,917,484	33,029	(163,024)	385,976	3,869,744

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2023	1,333,183	197,556	136,861	28,679	1,917,484	33,029	(163,024)	385,976	3,869,744

Changes from financing cash flows
Proceeds from loans and borrowings (Note 17)	2,124,850	—	—	—	—	—	—	—	2,124,850
Proceeds from issue of other borrowings (Note 17)	—	—	569,277	—	—	—	—	—	569,277
Proceeds from transfer of treasury shares (Note 15)	—	—	—	—	—	—	5,429	—	5,429
Repayment of sale and leaseback agreement (Note 17)	—	—	(96,006)	—	—	—	—	—	(96,006)
Transaction costs related to loans and borrowings (Note 17)	(13,761)	—	(769)	—	—	—	—	—	(14,530)
Repayment of borrowings (Note 17)	(2,933,724)	—	—	—	—	—	—	—	(2,933,724)
Repayment of commercial paper (Note 17)	—	—	(458,272)	—	—	—	—	—	(458,272)
Repayment of lease liabilities (Note 17)	—	—	—	(21,942)	—	—	—	—	(21,942)
Dividend paid	—	—	—	—	(211,807)	—	—	(418,733)	(630,540)
Total changes from financing cash flows	(822,635)	—	14,230	(21,942)	(211,807)	—	5,429	(418,733)	(1,455,458)

Other changes
Liability-related
Amortization of transaction costs (Note 17)	15,835	692	4	—	—	—	—	—	16,531
Amortization of above par issuance (Note 17)	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance (Note 17)	—	28	—	—	—	—	—	—	28
New leases (Note 17)	—	—	—	2,312	—	—	—	—	2,312
Remeasurement (Note 17)	—	—	—	27,158	—	—	—	—	27,158
Interest expense (Note 6)	—	—	9,423	631	—	—	—	—	10,054
Translation differences (Note 17)	—	—	2,609	18	—	—	—	—	2,627
Other	1,976	3,733	419	—	—	—	—	—	6,128
Total liability-related other changes	17,811	4,396	12,455	30,119	—	—	—	—	64,781

Total equity-related other changes (Note 15)	—	—	—	—	—	(31,654)	—	840,673	809,019

Balance at December 31, 2023	528,359	201,952	163,546	36,856	1,705,677	1,375	(157,595)	807,916	3,288,086

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2024	528,359	201,952	163,546	36,856	1,705,677	1,375	(157,595)	807,916	3,288,086

Changes from financing cash flows
Proceeds from loans and borrowings (Note 17)	1,971,542	—	—	—	—	—	—	—	1,971,542
Proceeds from issue of other borrowings (Note 17)	—	—	750,983	—	—	—	—	—	750,983
Proceeds from transfer of treasury shares (Note 15)	—	—	—	—	—	—	(126,913)	—	(126,913)
Repayment of sale and leaseback liability (Note 17)	—	—	(54,299)	—	—	—	—	—	(54,299)
Transaction costs related to loans and borrowings (Note 17)	(14,946)	—	(4,278)	—	—	—	—	—	(19,224)
Repayment of borrowings (Note 17)	(1,177,328)	—	—	—	—	—	—	—	(1,177,328)
Repayment of commercial paper (Note 17)	—	—	(357,171)	—	—	—	—	—	(357,171)
Repayment of lease liabilities (Note 17)	—	—	—	(33,879)	—	—	—	—	(33,879)
Dividend paid	—	—	—	—	(1,006,043)	—	—	(120,640)	(1,126,683)
Total changes from financing cash flows	779,268	—	335,235	(33,879)	(1,006,043)	—	(126,913)	(120,640)	(172,972)

Other changes
Liability-related
Amortization of transaction costs (Note 17)	8,260	697	306	—	—	—	—	—	9,263
Amortization of above par issuance (Note 17)	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance (Note 17)	—	28	—	—	—	—	—	—	28
New leases (Note 17)	—	—	—	332	—	—	—	—	332
Acquisitions through business combination (Note 17)	332,529	—	234,491	1,500	—	—	—	—	568,520
Disposals through sale of subsidiary	—	—	—	(1,137)	—	—	—	—	(1,137)
Interest expense (Note 6)	—	—	33,930	275	—	—	—	—	34,205
Translation differences (Note 17)	(867)	—	(4,338)	(32)	—	—	—	—	(5,237)
Other	5,257	—	(85)	(171)	—	—	—	—	5,001
Total liability-related other changes	345,179	668	264,304	767	—	—	—	—	610,918

Total equity-related other changes (Note 15)	—	—	—	—	—	(1,275)	—	89,822	88,547

Balance at December 31, 2024	1,652,806	202,620	763,085	3,744	699,634	100	(284,508)	777,098	3,814,579